Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 87,054	$ 79,052
Down payments from clients	6,286	542
Other accounts payable	42,354	34,313
Total	$ 135,694	$ 113,907